Fair value measurements - Loss gain from financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2020 MXN ($) $ / $	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2018 MXN ($) $ / $	Apr. 29, 2021 $ / $	Dec. 31, 2020 Q / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 USD ($)	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		$ (1,306,557)	$ (67,629)	$ 455,009
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	$ (87,609,000)	$ (1,747,686)	$ 263,495	$ (283,691)
Exchange rate	19.9487	19.9487	18.8452	19.6829	19.9785	7.8095	615.7800	19.9487	7.6988	573.4400	18.8452	7.7440	609.6100
Foreign currency forward contract
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income			$ (14,241)	$ 14,241
Jet fuel Asian call options contracts
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		$ (11,993)	11,148	(174,984)
Jet fuel Zero cost collars
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		(143,224)	256,515	(122,948)
Interest rate Cap
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		(900)	(4,023)
Non derivative financial instruments
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		(1,591,569)	14,096
Fuel cost | Jet fuel Asian call options contracts
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(20,646)	(61,069)	402,493
Fuel cost | Jet fuel Zero cost collars
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(835,884)	(9,477)
Finance cost | Jet fuel Asian call options contracts
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(12,981)
Finance cost | Jet fuel Zero cost collars
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(435,578)
Finance cost | Interest rate Cap
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		$ (1,468)	(1,282)
Aircraft and engine rent expenses | Foreign currency forward contract
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations			$ 4,199	$ 52,516